Pending Acquisition (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		12 Months Ended
	Dec. 16, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Nov. 11, 2015
Business Acquisition [Line Items]
Business Acquisition, Period After Completion Over Which Substantial Cash Tax Benefits are Expected		15 years
Proceeds from issuance of common stock, net		$ 2,526.4	$ 0.0
Stock Issued During Period, Shares, New Issues		29.9
Common Stock, Par or Stated Value Per Share		$ 0.01
Common Stock Issued Total Par Value		$ 0.3
Common Stock New Issues Additional Paid In Capital		2,500.0
Line of Credit Facility, Current Borrowing Capacity		6,800.0
Business Acquisition, Transaction Costs		300.0
Derivative, notional amount		855.0
Other Interest and Dividend Income		2.5
Millercoors [Member]
Business Acquisition [Line Items]
Economic interest percentage					58.00%
Voting interest percentage					50.00%
Business Combination, Consideration Transferred				$ 12,000.0
Ownership percentage of outstanding equity and voting interests					100.00%
Lenders Party Thereto and Citibank | Millercoors [Member]
Business Acquisition [Line Items]
Bridge loan	$ 9,300.0
Debt instrument, face amount				$ 3,000.0
Lenders Party Thereto and Citibank | Bridge Loan | Millercoors [Member]
Business Acquisition [Line Items]
Bridge loan		$ 6,800.0
Debt Instrument, Term	364 days	364 days